Noninterest Revenue	12 Months Ended
Dec. 31, 2010
Noninterest Revenue [Abstract]
Noninterest revenue
Note 7 – Noninterest revenue
Investment banking fees
This revenue category includes advisory and equity and debt underwriting fees. Advisory fees are recognized as revenue when the related services have been performed and the fee has been earned. Underwriting fees are recognized as revenue when the Firm has rendered all services to the issuer and is entitled to collect the fee from the issuer, as long as there are no other contingencies associated with the fee (e.g., the fee is not contingent upon the customer obtaining financing). Underwriting fees are net of syndicate expense; the Firm recognizes credit arrangement and syndication fees as revenue after satisfying certain retention, timing and yield criteria.
The following table presents the components of investment banking fees.

Year ended December 31,
(in millions)	2010	2009	2008

Underwriting:
Equity	$1,589	$2,487	$1,477
Debt	3,172	2,739	2,094

Total underwriting	4,761	5,226	3,571
Advisory(a)	1,429	1,861	1,955

Total investment banking fees	$6,190	$7,087	$5,526

(a)	Effective January 1, 2010, the Firm adopted accounting guidance related to VIEs. Upon adoption of the guidance, the Firm consolidated its Firm-administered multi-seller conduits. The consolidation of the conduits did not significantly change the Firm’s net income as a whole; however, it did affect the classification of items on the Firm’s Consolidated Statements of Income. As a result, certain advisory fees were considered inter-company and eliminated, and the fees charged by the consolidated multi-seller conduits to its customers were classified as lending-and-deposit-related fees.
Principal transactions
Principal transactions revenue consists of realized and unrealized gains and losses from trading activities (including physical commodities inventories that are generally accounted for at the lower of cost or fair value), changes in fair value associated with financial instruments held by IB for which the fair value option was elected, and loans held-for-sale within the wholesale lines of business. Principal transactions revenue also includes private equity gains and losses.
The following table presents principal transactions revenue.

Year ended December 31,
(in millions)	2010	2009	2008

Trading revenue	$9,404	$9,870	$(9,791)
Private equity gains/(losses)(a)	1,490	(74)	(908)

Principal transactions	$10,894	$9,796	$(10,699)

(a)	Includes revenue on private equity investments held in the Private Equity business within Corporate/Private Equity, as well as those held in other business segments.
Lending- and deposit-related fees
This revenue category includes fees from loan commitments, standby letters of credit, financial guarantees, deposit-related fees in lieu of compensating balances, cash management-related activities or transactions, deposit accounts and other loan-servicing activities. These fees are recognized over the period in which the related service is provided.
Asset management, administration and commissions
This revenue category includes fees from investment management and related services, custody, brokerage services, insurance premiums and commissions, and other products. These fees are recognized over the period in which the related service is provided. Performance-based fees, which are earned based on exceeding certain benchmarks or other performance targets, are accrued and recognized at the end of the performance period in which the target is met.
The following table presents the components of asset management, administration and commissions.

Year ended December 31,
(in millions)	2010	2009	2008

Asset management:
Investment management fees	$5,632	$4,997	$5,562
All other asset management fees	496	356	432

Total asset management fees	6,128	5,353	5,994
Total administration fees(a)	2,023	1,927	2,452
Commission and other fees:
Brokerage commissions	2,804	2,904	3,141
All other commissions and fees	2,544	2,356	2,356

Total commissions and fees	5,348	5,260	5,497

Total asset management, administration and commissions	$13,499	$12,540	$13,943

(a)	Includes fees for custody, securities lending, funds services and securities clearance.

Mortgage fees and related income
This revenue category primarily reflects Retail Financial Services’s (“RFS”) mortgage production and servicing revenue, including: fees and income derived from mortgages originated with the intent to sell; mortgage sales and servicing including losses related to the repurchase of previously-sold loans; the impact of risk management activities associated with the mortgage pipeline, warehouse loans and MSRs; and revenue related to any residual interests held from mortgage securitizations. This revenue category also includes gains and losses on sales and lower of cost or fair value adjustments for mortgage loans held-for-sale, as well as changes in fair value for mortgage loans originated with the intent to sell and measured at fair value under the fair value option. Changes in the fair value of RFS mortgage servicing rights are reported in mortgage fees and related income. Net interest income from mortgage loans, and securities gains and losses on AFS securities used in mortgage-related risk management activities, are recorded in interest income and securities gains/(losses), respectively. For a further discussion of MSRs, see Note 17 on pages 260–263 of this Annual Report.
Credit card income
This revenue category includes interchange income from credit and debit cards. Prior to 2010, this revenue category included servicing fees earned in connection with securitization activities. Effective January 1, 2010, the Firm consolidated its Firm-sponsored credit card securitization trusts (see Note 16 on pages 244–259 of this Annual Report) and, as a result, the servicing fees were eliminated in consolidation. Volume-related payments to partners and expense for rewards programs are netted against interchange income; expense related to rewards programs are recorded when the rewards are earned by the customer. Other fee revenue is recognized as earned, except for annual fees, which are deferred and recognized on a straight-line basis over the 12-month period to which they pertain. Direct loan origination costs are also deferred and recognized over a 12-month period. In addition, due to the consolidation of Chase Paymentech Solutions in the fourth quarter of 2008, this category now includes net fees earned for processing card transactions for merchants.
Credit card revenue sharing agreements
The Firm has contractual agreements with numerous affinity organizations and co-brand partners, which grant the Firm exclusive rights to market to the members or customers of such organizations and partners. These organizations and partners endorse the credit card programs and provide their mailing lists to the Firm, and they may also conduct marketing activities and provide awards under the various credit card programs. The terms of these agreements generally range from three to 10 years. The economic incentives the Firm pays to the endorsing organizations and partners typically include payments based on new account originations, charge volumes, and the cost of the endorsing organizations’ or partners’ marketing activities and awards.
The Firm recognizes the payments made to the affinity organizations and co-brand partners based on new account originations as direct loan origination costs. Payments based on charge volumes are considered by the Firm as revenue sharing with the affinity organizations and co-brand partners, which are deducted from interchange income as the related revenue is earned. Payments based on marketing efforts undertaken by the endorsing organization or partner are expensed by the Firm as incurred. These costs are recorded within noninterest expense.